Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
17.
Leases

The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under operating leases, ranging from two to thirty years. As of March 31, 2025 and December 31, 2024, the Company operated 36 and 34 aircraft, respectively, under non-cancellable operating leases ranging from three months to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases. These payments amounted to $4,416 and $3,421 for the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025, the Company operated 2 aircraft under non-cancellable finance leases.

Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.

The following table sets forth information about the Company’s lease costs for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
Operating lease cost	$5,574	$5,599
Short-term lease cost	495	324
Finance lease cost:
Amortization of right-of-use assets	318	—
Interest on lease liabilitites	357	—
Total lease costs	$6,744	$5,923

The following table sets forth supplemental cash flow information about the leases for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilitites	$7,833	$3,571
Finance lease liabilities	$14,023	$—

Supplemental balance sheet information related to the leases is as follows:

	March 31, 2025	December 31, 2024
Weighted-average remaining lease term – operating leases	8.71 years	9.09 years
Weighted-average discount rate – operating leases	7.08%	6.87%
Weighted-average remaining lease term – finance leases	4.81 years	4.83 yeas
Weighted-average discount rate – finance leases	8.84%	8.23%

The Company’s future lease payments under operating leases as of March 31, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$16,205
2026	19,715
2027	15,207
2028	7,896
2029	5,395
Thereafter	40,522
Total undiscounted cash flows	104,940
Less: Imputed interest	(30,995)
Present value of lease liabilities	$73,945

The Company’s future lease payments under finance leases as of March 31, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$4,668
2026	6,736
2027	5,445
2028	4,411
2029	3,121
Thereafter	790
Total undiscounted cash flows	25,171
Less: Imputed interest	(4,200)
Present value of lease liabilities	$20,971

17.
Leases

The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable operating leases, ranging from two to thirty years. As of December 31, 2024 and December 31, 2023, the Company operated 34 and 42 aircraft, respectively, under non-cancelable operating leases ranging from three months to seven years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $15,198 and $12,689 for the years ended December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company negotiated the purchase of one aircraft under existing operating leases. In October 2024, the Company entered into a non-cancellable finance lease for one aircraft.

Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—

Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%

The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228

The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990